Concentration and risks	12 Months Ended
Dec. 31, 2014
Concentration and risks
Concentration and risks

4. Concentration and risks

        There are no customers whose revenues individually represent greater than 10% of the total revenues for the years ended December 31, 2012, 2013 and 2014.

        Online game operation revenues from the Group's certain games operated in China, namely Zhu Xian, Perfect World II and Return of the Condor Heroes Mobile, in aggregate contributed 42%, 32% and 34% of the Group's total revenues in 2012, 2013 and 2014, respectively. Except for Zhu Xian, Perfect World II and Return of the Condor Heroes Mobile, none of the rest of the Group's games operated in any single country individually contributed more than 10% of the Group's total revenues in 2012, 2013 or 2014.

        Financial instruments that potentially subject the Group to significant concentrations of credit risk primarily consist of cash and cash equivalents, restricted cash, short-term investments, time deposits and restricted time deposits. As of December 31, 2013 and 2014, majority of all of the Group's cash and cash equivalents, restricted cash and time deposits, short-term investments, time deposits and restricted time deposits were held by major financial institutions located in the PRC, Hong Kong and U.S., which management believes are of high credit quality. China does not have an official deposit insurance program, nor does it have an agency similar to The Federal Deposit Insurance Corporation ("FDIC") in the United States. However, the Group believes that the risk of failure of any of these PRC banks is remote. Bank failure is extremely uncommon in China and the Group believes that those PRC banks that hold the Company's cash and cash equivalents, restricted cash, short-term investments and time deposits are financially sound based on public available information.

        A majority of the Group's operating transactions are denominated in RMB and a significant portion of the Group's assets and liabilities is denominated in RMB. RMB is not freely convertible into foreign currencies. The value of RMB is subject to changes in the central government policies and to international economic and political developments. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People's Bank of China ("PBOC"). Remittances in currencies other than RMB by the Group in China must be processed through PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to process the remittance.